Summary of Essential Information
as of March 13, 1998

SIZE OF OFFERING
-------------------------------------------

Aggregate Value of Securities....    $240,042.95
Number of Units..................         25,000

PRICE
-------------------------------------------

Public Offering Price Per Unit
  (including sales charge).....          $9.6825
Minimum Purchase: $1,000 ($250
  for IRA's)
Public Offering Price Per 100
  Units (including sales
  charge)......................          $968.25

RECORD DATES
-------------------------------------------

September 1, 1998 and June 18, 1999

DISTRIBUTION DATES
-------------------------------------------

September 15, 1998 and on or about June 25, 1999

TERMINATION DATE
------------------------------------------------
June 18, 1999

SALES CHARGE
------------------------------------------------
The sales charge is 2.90% of the Public Offering Price of which $20 per 100 Units is deferred. The deferred sales charge generally is paid from the proceeds of securities sold each month commencing June 30, 1998 ($2.00 per 100 Units per month for 10 months). Volume discounts begin on orders of $25,000 or more.
------------------------------------------------

TRUSTEE                      SPONSOR
The Chase Manhattan Bank     Dean Witter Reynolds Inc.
270 Park Avenue              2 World Trade Center
New York, New York 10017     New York, New York 10048

PERFORMANCE

The following table shows (i) the performance of hypothetical one-year fixed portfolios of approximately equal values of strategy stocks (but not any actual trust) chosen as of the beginning of each year using the S&P Platinum Portfolio, Select Strategy Stocks Trust selection process and (ii) the actual annual returns of the S&P 500 Index.

                                             PLATINUM
                                            PORTFOLIO,
                                              SELECT
          YEAR                               STRATEGY
       ENDED 12/31          S&P 500 INDEX     STOCKS
-------------------------  ---------------  -----------
             1988                16.34%          30.36%
             1989                31.23%          27.56%
             1990                -3.14%         -17.14%
             1991                30.00%          51.68%
             1992                 7.43%          16.89%
             1993                 9.94%           2.93%
             1994                 1.29%           7.40%
             1995                37.11%          44.25%
             1996                22.70%          23.55%
             1997                33.10%          12.59%
            -----              -------      -----------
 Average annual return:          17.81%          18.41%

Returns shown represent price changes plus dividend returns and do not reflect commissions or taxes. Only the Platinum Portfolio, Select Strategy Stocks figures reflect Trust sales charges (the full sales charges in the first year; reduced rollover sales charges thereafter), estimated expenses and semi-annual reinvestment of dividends. These returns are not guarantees of future performance and should not be used as a predictor of returns to be expected in connection with the Trust. The actual returns of a particular trust or purchase of units of a trust will vary from hypothetical strategy returns due to, among other things, timing differences and the fact that an actual trust has sales charges, expenses and commissions. As indicated in the above table, the strategy underperformed the Index in certain years and there can be no assurance that the Trust will outperform the Index over the life of the Trust.

The number of Select Strategy Stocks in the table above ranged from a low of 9 as of January 1, 1988, to a high of 36 stocks as of January 1, 1996. It is estimated that the number of Select Strategy Stocks will likely range from 25 to 40 for a given portfolio, although no representation can be given as to the exact number of stocks that will qualify for a particular Trust. As the number of stocks that are in a given portfolio decreases, performance return fluctuation and risk are likely to increase. For the performance period shown above, the hypothetical strategy stocks portfolio had an average turnover of stocks year to year of approximately 67%.

Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's units, when redeemed or sold, may be worth more or less than their original cost.

                        SCHEDULE OF PORTFOLIO SECURITIES
                     STANDARD & POOR'S PLATINUM PORTFOLIO,
                      SELECT STRATEGY STOCKS -- MARCH 1998
                       ON DATE OF DEPOSIT, MARCH 13, 1998

                                                             PROPORTIONATE   PERCENTAGE OF
                                                              RELATIONSHIP     AGGREGATE      PRICE PER
  PORTFOLIO                                      NUMBER OF   BETWEEN NO. OF   MARKET VALUE    SHARE TO
     NO.       NAME OF ISSUER                     SHARES         SHARES         OF TRUST        TRUST
-------------  -------------------------------  -----------  --------------  --------------  -----------
          1.   Adaptec, Inc.                           255          3.56%           2.54%     $ 23.9375
          2.   Analog Devices, Inc.                    176          2.46            2.47        33.7500
          3.   Applied Materials, Inc.                 177          2.47            2.50        33.8750
          4.   Boston Scientific Corp.                  88          1.23            2.50        68.2500
          5.   Cadence Design Systems, Inc.            176          2.46            2.46        33.5000
          6.   Canadaigua Brands                       110          1.54            2.51        54.8750
          7.   Cisco Systems, Inc.                      94          1.31            2.53        64.5625
          8.   Consolidated Stores Corp.               141          1.97            2.51        42.6875
          9.   Dura Pharmaceuticals, Inc.              241          3.37            2.49        24.8125
         10.   EMC Corp.                               161          2.25            2.52        37.5000
         11.   ENSCO International Inc.                221          3.09            2.50        27.1875
         12.   Express Scripts, Inc.                    74          1.03            2.50        81.0000
         13.   Franklin Resources, Inc.                112          1.57            2.50        53.5000
         14.   General Nutrition Companies             148          2.07            2.51        40.7500
         15.   Global Marine Inc.                      265          3.70            2.51        22.7500
         16.   Green Tree Financial Corp.              201          2.81            2.50        29.8125
         17.   Health Management Associates,           215          3.01            2.49        27.7500
                 Inc.
         18.   Hyperion Software Corp.                 149          2.08            2.54        41.0000
         19.   Lone Star Steakhouse & Saloon,          273          3.82            2.50        22.0000
                 Inc.
         20.   MBNA Corp.                              171          2.39            2.51        35.2500
         21.   NAC Re Corp.                            120          1.66            2.49        49.8125
         22.   NationsBank Corp.                        87          1.22            2.51        69.1250
         23.   Network Associates                       87          1.22            2.50        68.8750
         24.   News Corp. Ltd.                         222          3.10            2.52        27.2500
         25.   Noble Drilling Corp.                    224          3.13            2.46        26.5625
         26.   OfficeMax, Inc.                         357          4.99            2.49        16.7500
         27.   Oracle Corporation                      207          2.89            2.52        29.1875
         28.   Panamerican Beverages, Inc.             162          2.26            2.50        37.0625
         29.   Parametric Technology Corp.             178          2.49            2.46        33.1875
         30.   Photronics, Inc.                        232          3.24            2.50        25.8750
         31.   Proffitt's, Inc.                        160          2.24            2.50        37.5000
         32.   QUALCOMM Inc.                           122          1.71            2.44        48.0625
         33.   Quorum Health Group Inc.                204          2.85            2.49        29.2500
         34.   Safeway Inc.                            168          2.35            2.49        35.6250
         35.   Sierra Health Services Inc.             154          2.15            2.53        39.3750
         36.   Staples, Inc.                           266          3.72            2.49        22.4375
         37.   Transatlantic Holdings, Inc.             79          1.10            2.51        76.3750
         38.   Tyco International Ltd.                 110          1.54            2.50        54.6250
         39.   Vishay Intertechnology, Inc.            285          3.98            2.49        20.9375
         40.   Wendy's International, Inc.             282          3.94            2.51        21.3750
                                                     -----
                                                     7,154
                                                     -----
                                                     -----

INVEST IN A FIXED PORTFOLIO OF STOCKS BASED UPON STANDARD & POOR'S* RESEARCH FOR AS LITTLE AS $1,000 ($250 FOR IRA'S)

SELECT EQUITY TRUSTS
Achieving financial success in today's dynamic marketplace depends on selecting the right strategy. Although investment trends come and go, one fundamental philosophy does not change -- choose stocks whose performance potential make them worth the price. By blending the analytical power of Standard & Poor's with the simplicity of a Unit Investment Trust, Dean Witter has developed Standard & Poor's Platinum Portfolio, Select Strategy Stocks -- an opportunity for capital appreciation from a fixed portfolio of stocks based upon Standard & Poor's research.

PORTFOLIO SELECTION
The Platinum Portfolio, Select Strategy Stocks unit trust seeks capital appreciation by investing for one year in a pre-determined group of stocks selected from the Standard & Poor's "Platinum Portfolio" through an exclusive two-part selection process. First, companies are identified that satisfy appreciation potential and value criteria for Standard & Poor's prestigious "Platinum Portfolio" on-going research model. Then further selection screens are applied to arrive at the portfolio of the Trust.

The foundation of this Trust is based upon Standard & Poor's stock rankings (from a low of "1" to a high of "5") under its two analytical systems for its "Platinum Portfolio": (1) the fundamental STock Appreciation Ranking System (STARS); and (2) the quantitative Fair Value Model (FVM). To be considered for selection into the Trust's portfolio, a stock must carry a "5" in either system and, in addition, have a minimum ranking of "3" in the other category. Of these stocks, companies with market capitalizations below $500 million at the time of the Trust's formation are excluded. The remaining stocks are selected for the Trust.

RISKS
Investors should note that the Trust is not S&P's Platinum Portfolio, which S&P actively reviews and is expected to continually change, based upon its changes to STARS and FVM stock rankings. Thus, S&P's Platinum Portfolio is intended more for traders than long term investors due to the frequent changes that S&P is likely to make to its STARS and FVM rankings.**

The portfolio of the Trust is an unmanaged fixed portfolio. It is based on a longer term strategy, applying the additional Trust ranking and market capitalization criteria to S&P's Platinum Portfolio, at the time of the Trust's formation (March 13, 1998), to select and hold stocks for the life of the Trust. Therefore, regardless of any changes to S&P's Platinum Portfolio (or S&P stock ranking or in market capitalization), the identity and proportionate relationship of the Portfolio's Securities generally will remain the same as shown in "Portfolio of Securities."

The Trust is not an appropriate investment for those seeking high current income or capital preservation. Investors must be able and willing to assume the risks associated with equity investing in a fixed portfolio of common stocks. Risks of investing in common stocks such as the Trust's securities include price volatility resulting from factors affecting particular common stock and the equity markets in general. See the prospectus for more complete information concerning risks.

SHORT-TERM LIFE
The Trust will terminate in approximately one year. The portfolio will then either be liquidated or distributed to unitholders in-kind at their election. You may, of course, sell or redeem your Units prior to the Trust's termination. Although the Trust is a one year investment, the strategy is long term. Investors should consider reinvesting in successive trusts (if available), for example, for at least three to five years, to take advantage of the long term strategy.

NO TURNOVER
As an unmanaged investment, the Trust typically has no turnover of stocks during its life. Unitholders know exactly where their money is invested. Managed investment portfolios may have very high turnover rates over a one-year period.

EASY LIQUIDITY
All or a portion of your Units may be liquidated at any time, based on net asset value (including deduction for any unpaid deferred sales charge). The price you receive will reflect market conditions and could be more or less than the price originally paid. Investors may at termination choose to receive their share of the Trust's actual underlying securities.

SUITED FOR RETIREMENT ACCOUNTS
This Trust may be an attractive investment vehicle for a self-directed IRA or self-employed retirement plan ("Keogh plan"). Unless held in an IRA or other tax-deferred vehicle there may be current tax consequences associated with an investment in this type of unit investment trust. As a diversified growth-oriented investment it may be a suitable complement to help achieve overall portfolio diversification.

NO MARKET TIMING
The Trust leaves "emotional trading" behind by focusing and buying a portfolio of stocks researched by Standard & Poor's. Due to the Trust's "buy and hold" strategy, an investor's money is generally invested at all times. Managed investment vehicles buy and sell securities and may have a sizable percentage of assets in cash.

ROLLOVER OPTION
Investors, in connection with the Trust's termination, may elect to roll over their investment into units of a new series, if offered, subject only to the deferred sales charge.

------------------------------
 *Standard & Poor's, S&P and the S&P 500 are registered trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Sponsor. Platinum Portfolio, Select Strategy Stocks unit trusts are not sponsored, managed, sold or promoted by Standard & Poor's. Standard & Poor's is not affiliated with the Sponsor.

**Standard & Poor's Platinum Portfolio is not an actual investment offered by Standard & Poor's, and Standard & Poor's does not currently manage any actual investments based upon its Platinum Portfolio.

FOR A COPY OF THE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES, EXPENSES AND RISKS, CONTACT YOUR ACCOUNT EXECUTIVE. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

[LOGO]

STANDARD & POOR'S
PLATINUM PORTFOLIO,
SELECT STRATEGY STOCKS-
MARCH 1998

-FIXED UNIT INVESTMENT TRUST STRUCTURE

- CAPITAL APPRECIATION POTENTIAL

- DIVERSIFICATION

- EASY LIQUIDITY

- ROLLOVER OPTION

UNITS OF A TRUST ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORP. (FDIC) AND ARE NOT OBLIGATIONS OF, ENDORSED BY, DEPOSITS IN, OR GUARANTEED BY ANY BANK. INVESTMENTS IN UNIT INVESTMENT TRUSTS AND OTHER PRODUCTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

defg
      2 World Trade Center   -   New York NY 10048

                                                                     37716